Net Asset Value per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 342,962,788	$ 320,520,478
Investment, Identifier [Axis]: Common Collective Trusts | Federated Hermes Total Return Bond Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	11,285,258	11,945,480
Unfunded Commitment	$ 0
Redemption Notice Period	5 days
Minimum redemption	$ 1,000,000
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2010 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	415,173	541,604
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2015 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	194,933	166,199
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2020 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,067,132	1,396,058
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2025 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	5,285,125	4,960,470
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2030 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	12,540,197	11,628,392
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2035 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	14,501,622	11,171,961
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2040 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	15,786,100	12,453,842
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2045 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	15,452,095	11,644,665
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2050 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	12,383,261	9,706,659
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2055 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	9,372,722	6,620,483
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2060 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	5,214,300	4,062,075
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend 2065 Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	449,484	268,553
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Fidelity Freedom Blend Retirement Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	190,389	254,318
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Galliard Stable Return Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	15,238,746	19,432,330
Unfunded Commitment	$ 0
Redemption Notice Period	12 months
Investment, Identifier [Axis]: Common Collective Trusts | Harbor Capital Appreciation Fund Institutional Class
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 42,619,163	0
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Invesco Oppenheimer International Growth Fund II
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	0	6,898,242
Unfunded Commitment	$ 0
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Common Collective Trusts | Northern Trust Collective Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 6,469,482	5,581,076
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Northern Trust Collective All Country World Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	4,331,795	3,588,363
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | Northern Trust Collective Extended Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	14,078,224	15,089,879
Unfunded Commitment	0
Investment, Identifier [Axis]: Common Collective Trusts | SSgA S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	60,235,530	53,298,837
Unfunded Commitment	$ 0
Redemption Notice Period	1 day
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 247,110,731	190,709,486
Unfunded Commitment	0
Common collective trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 247,110,731	$ 190,709,486